Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Trade Payables And Other	$ 190,378	$ 819,624
Accounts Payable And Accrued Liabilities	1,233,974	1,836,741
Accrued Liabilities	1,043,596	1,017,117
Payroll
Accrued Liabilities	471,596	525,472
Interest payable [Member]
Accrued Liabilities	109,029	38,222
Consultants And Professional Fees [Member]
Accrued Liabilities	261,753	225,224
Board Of Directors Fees [Member]
Accrued Liabilities	$ 201,218	$ 228,199